Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (130,831,274)	$ (18,263,343)	¥ 11,209,523	¥ 7,817,760